SEGMENT REPORTING - Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 503,327	$ 570,341	$ 540,768
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	441,305	438,832	412,993
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 62,022	$ 131,509	$ 127,775